UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Newbrook Capital Advisors LP
Address: 505 Fifth Avenue
         16th Floor
         New York, New York  10017

13F File Number:  028-12294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Reed
Title:     Chief Compliance Officer
Phone:     212.916.8965

Signature, Place, and Date of Signing:

 /s/ Christopher Reed     New York, New York/USA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $809,696 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN AXLE & MFG HLDGS IN   COM              024061103    26877  1968983 SH       SOLE                  1968983
CEMEX SAB DE CV                SPON ADR NEW     151290889    24073  1971554 SH       SOLE                  1971554
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    27692   265805 SH       SOLE                   265805
CROWN CASTLE INTL CORP         COM              228227104    26726   383772 SH       SOLE                   383772
CYRUSONE INC                   COM              23283R100    18378   804650 SH       SOLE                   804650
EBAY INC                       COM              278642103    61594  1136003 SH       SOLE                  1136003
EQUINIX INC                    COM NEW          29444U502    40252   186087 SH       SOLE                   186087
FLEETCOR TECHNOLOGIES INC      COM              339041105    16299   212584 SH       SOLE                   212584
INTERNATIONAL GAME TECHNOLOG   COM              459902102    40217  2437422 SH       SOLE                  2437422
KANSAS CITY SOUTHERN           COM NEW          485170302    13854   124925 SH       SOLE                   124925
LAS VEGAS SANDS CORP           COM              517834107    56596  1004363 SH       SOLE                  1004363
LIBERTY GLOBAL INC             COM SER A        530555101    29218   398170 SH       SOLE                   398170
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    12913   238955 SH       SOLE                   238955
MADISON SQUARE GARDEN CO       CL A             55826P100    34847   604988 SH       SOLE                   604988
MOHAWK INDS INC                COM              608190104    41164   363894 SH       SOLE                   363894
NCR CORP NEW                   COM              62886E108    35027  1270945 SH       SOLE                  1270945
NEWS CORP                      CL A             65248E104    20521   672614 SH       SOLE                   672614
SBA COMMUNICATIONS CORP        COM              78388J106    54358   754971 SH       SOLE                   754971
SEASPAN CORP                   SHS              Y75638109    22312  1112799 SH       SOLE                  1112799
SHERWIN WILLIAMS CO            COM              824348106    26901   159283 SH       SOLE                   159283
SUSSER HLDGS CORP              COM              869233106    29387   574973 SH       SOLE                   574973
TRANSDIGM GROUP INC            COM              893641100    41248   269738 SH       SOLE                   269738
VANTIV INC                     CL A             92210H105     8919   375692 SH       SOLE                   375692
VISA INC                       COM CL A         92826C839    22133   130314 SH       SOLE                   130314
WHIRLPOOL CORP                 COM              963320106    13637   115119 SH       SOLE                   115119
WILLIAMS COS INC DEL           COM              969457100    28465   759870 SH       SOLE                   759870
YAHOO INC                      COM              984332106    36088  1533746 SH       SOLE                  1533746